Stock-Based Compensation - Restricted Stock Awards (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
2014 Plan
Number of Shares
Granted (in shares)	842,445
Unvested restricted stock units | 2014 Plan
Number of Shares
Unvested, beginning balance (in shares)	10,665
Granted (in shares)	842,445
Released (in shares)	(5,333)
Unvested, ending balance (in shares)	847,777
Weighted Average Grant Date Fair Value
Unvested, beginning (in dollars per share) | $ / shares	$ 14.43
Granted (in dollars per share) | $ / shares	3.59
Released (in dollars per share) | $ / shares	14.43
Unvested, ending (in dollars per share) | $ / shares	$ 3.66
Restricted Stock Awards | Outside 2014 Plan
Number of Shares
Unvested, beginning balance (in shares)	0
Granted (in shares)	10,000
Released (in shares)	(5,000)
Unvested, ending balance (in shares)	5,000
Weighted Average Grant Date Fair Value
Unvested, beginning (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	1.55
Released (in dollars per share) | $ / shares	0
Unvested, ending (in dollars per share) | $ / shares	$ 1.55